UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04581

CORNERCAP GROUP OF FUNDS

(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1 – June 30, 2012

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2012
CORNERCAP BALANCED FUND

	Shares	Value
COMMON STOCKS (60.7%)
Aerospace & Defense (1.6%)
Raytheon Co.	4,860	$275,027

Agriculture (1.3%)
Archer-Daniels-Midland Co.	7,560	223,171

Auto Parts & Equipment (1.2%)
Lear Corp.	5,620	212,043

Banks (5.7%)
The Bank of New York Mellon Corp.	11,055	242,657
The Goldman Sachs Group, Inc.	2,280	218,561
JPMorgan Chase & Co.	6,420	229,387
Wells Fargo & Co.	8,330	278,555

		969,160

Beverages (1.4%)
Molson Coors Brewing Co., Class B	5,755	239,466

Chemicals (1.4%)
E.I. du Pont de Nemours & Co.	4,670	236,162

Coal (0.8%)
Alpha Natural Resources, Inc.(a)	16,445	143,236

Commercial Services (4.0%)
Apollo Group, Inc., Class A(a)	6,370	230,530
R.R. Donnelley & Sons Co.	18,370	216,215
SAIC, Inc.	18,515	224,402

		671,147

Computers (3.4%)
Computer Sciences Corp.	8,480	210,474
Hewlett-Packard Co.	9,325	187,526
Western Digital Corp.(a)	5,715	174,193

		572,193

Electric (1.5%)
Public Service Enterprise Group, Inc.	7,900	256,750

Electronic Components (1.1%)
Corning, Inc.	14,980	193,691

Electronics (1.2%)
Arrow Electronics, Inc.(a)	6,450	211,624

Engineering & Construction (2.5%)
Fluor Corp.	4,245	209,448
URS Corp.	6,125	213,640

		423,088

Food (1.3%)
The Kroger Co.	9,880	229,117

Healthcare Products (1.4%)
Medtronic, Inc.	6,160	238,577

	Shares	Value
Healthcare Services (2.7%)
CIGNA Corp.	4,930	$216,920
Laboratory Corp. of America Holdings(a)	2,630	243,564

		460,484

Home Furnishings (1.4%)
Whirlpool Corp.	3,765	230,267

Insurance (4.2%)
Everest Re Group, Ltd.	2,230	230,783
Lincoln National Corp.	11,000	240,570
Reinsurance Group of America, Inc.	4,410	234,656

		706,009

Iron & Steel (1.0%)
Cliffs Natural Resources, Inc.	3,420	168,572

Machinery-Diversified (1.4%)
Deere & Co.	2,935	237,353

Metal Fabricate/Hardware (1.2%)
The Timken Co.	4,395	201,247

Miscellaneous Manufacturing (1.2%)
Eaton Corp.	5,205	206,274

Oil & Gas (5.2%)
ConocoPhillips	4,320	241,402
Helmerich & Payne, Inc.	4,895	212,835
Hess Corp.	4,725	205,301
Marathon Oil Corp.	8,685	222,075

		881,613

Oil & Gas Services (2.6%)
Baker Hughes, Inc.	5,470	224,817
National Oilwell Varco, Inc.	3,300	212,652

		437,469

Pharmaceuticals (2.7%)
Abbott Laboratories	3,625	233,704
Pfizer, Inc.	9,850	226,550

		460,254

Semiconductors (1.3%)
Intel Corp.	8,050	214,532

Software (1.5%)
Microsoft Corp.	8,450	258,486

Telecommunications (3.2%)
AT&T, Inc.	7,770	277,078
CenturyLink, Inc.	6,550	258,660

		535,738

Toys/Games/Hobbies (1.3%)
Hasbro, Inc.	6,670	225,913

TOTAL COMMON STOCKS (COST $10,469,140)		10,318,663

	Shares	Value
EXCHANGE TRADED FUNDS (4.3%)
Debt Fund (4.3%)
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	14,425	$367,330
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	14,195	364,953

TOTAL EXCHANGE TRADED FUNDS (COST $721,999)		732,283

	Principal Amount	Value
CORPORATE BONDS (27.4%)
Agriculture (1.4%)
Reynolds American, Inc.,
6.750%, 06/15/2017	$200,000	240,217

Banks (3.7%)
Barclays Bank PLC,
4.000%, 09/30/2020(b)	150,000	147,815
Citigroup, Inc.,
5.000%, 09/15/2014	150,000	153,776
The Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	177,510
Morgan Stanley,
5.000%, 08/31/2025(b)	150,000	149,278

		628,379

Beverages (0.3%)
Beam, Inc.,
6.375%, 06/15/2014	48,000	52,583

Chemicals (0.9%)
The Dow Chemical Co.,
2.500%, 02/15/2016	150,000	154,126

Computers (1.0%)
Dell, Inc.,
5.650%, 04/15/2018	150,000	172,990

Cosmetics & Personal Care (2.3%)
The Estee Lauder Co., Inc.,
5.550%, 05/15/2017	150,000	172,735
The Procter & Gamble Co.,
4.950%, 08/15/2014	200,000	218,174

		390,909

Diversified Financial Services (3.4%)
Credit Suisse USA, Inc.,
5.375%, 03/02/2016	250,000	277,364
General Electric Capital Corp.,
5.250%, 10/19/2012	150,000	152,100
5.450%, 01/15/2013	140,000	143,618

		573,082

Electronics (1.2%)
Arrow Electronics, Inc.,
6.875%, 07/01/2013	200,000	211,322

	Principal Amount	Value
Food (1.1%)
Safeway, Inc.,
3.950%, 08/15/2020	$200,000	$193,114

Healthcare Products (0.9%)
Johnson & Johnson,
3.800%, 05/15/2013	150,000	154,431

Healthcare Services (1.7%)
Humana, Inc.,
6.300%, 08/01/2018	250,000	290,792

Home Furnishings (1.0%)
Whirlpool Corp.,
6.500%, 06/15/2016	150,000	166,962

Insurance (4.5%)
Principal Life Income Funding Trusts,
5.100%, 04/15/2014	150,000	160,391
The Travelers Cos., Inc.,
5.900%, 06/02/2019	150,000	186,561
W.R. Berkley Corp.,
5.600%, 05/15/2015	150,000	161,555
5.375%, 09/15/2020	230,000	247,897

		756,404

Oil & Gas (1.1%)
Statoil ASA,
6.700%, 01/15/2018	150,000	185,294

Retail (2.1%)
AutoZone, Inc.,
5.500%, 11/15/2015	150,000	168,442
Best Buy Co., Inc.,
3.750%, 03/15/2016	200,000	195,329

		363,771

Telecommunications (0.8%)
Verizon Virginia, Inc.,
4.625%, 03/15/2013	125,000	128,460

TOTAL CORPORATE BONDS (AMORTIZED COST $4,504,557)		4,662,836

MUNICIPAL BONDS (3.1%)
Kansas (1.1%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	177,237

North Dakota (1.0%)
Grand Forks ND, Build America Revenue Bonds,
4.500%, 09/01/2019	150,000	171,717

	Principal Amount	Value
Texas (1.0%)
County of Galveston TX, Build America General Obligation Bonds, 4.200%, 02/01/2017	$150,000	$167,399

TOTAL MUNICIPAL BONDS (AMORTIZED COST $454,524)		516,353

U.S. GOVERNMENT & AGENCY OBLIGATIONS (3.5%)
Federal Farm Credit Bank (1.0%)
FFCB,
4.875%, 09/24/2014	150,000	164,811

Federal Home Loan Bank (1.5%)
FHLB,
5.250%, 09/13/2013	250,000	264,686

Federal Home Loan Mortgage Corp (1.0%)
FHLMC,
4.500%, 01/15/2015	150,000	165,192

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (AMORTIZED COST $560,027)		594,689

	Shares	Value
SHORT TERM INVESTMENT (0.6%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	98,749	98,749

TOTAL SHORT TERM INVESTMENT (COST $98,749)		98,749

TOTAL INVESTMENTS (COST $16,808,996)	99.6%	16,923,573

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.4%	70,996

NET ASSETS	100.0%	$16,994,569

(a)	Non-Income Producing Security.
(b)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2012.

Common Abbreviations:

ASA - Allmennaksjeselskap is the Norweigan term for a public limited company.

ETF - Exchange Traded Fund.

Ltd. - Limited.

PLC - Public Limited Company.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2012
CORNERCAP SMALL-CAP VALUE FUND

	Shares	Value
COMMON STOCKS (97.5%)
Auto Parts & Equipment (1.8%)
Standard Motor Products, Inc.	29,335	$413,037

Banks (9.6%)
City Holding Co.	14,900	501,981
Lakeland Financial Corp.	19,060	511,380
S.Y. Bancorp, Inc.	24,425	584,979
Southside Bancshares, Inc.	24,717	555,638

		2,153,978

Chemicals (7.3%)
Kraton Performance Polymers, Inc.(a)	26,830	587,845
Olin Corp.	26,005	543,245
OM Group, Inc.(a)	26,380	501,220

		1,632,310

Commercial Services (2.3%)
Deluxe Corp.	21,115	526,608

Diversified Financial Services (1.9%)
Knight Capital Group, Inc., Class A(a)	35,720	426,497

Electrical Components & Equipment (4.7%)
EnerSys(a)	15,200	533,064
Fushi Copperweld, Inc.(a)	60,760	528,004

		1,061,068

Electronics (2.0%)
TTM Technologies, Inc.(a)	47,220	444,340

Engineering & Construction (2.5%)
Michael Baker Corp.(a)	21,530	561,718

Environmental Control (2.4%)
Darling International, Inc.(a)	32,550	536,750

Food (2.4%)
Nash Finch Co.	24,655	529,589

Forest Products & Paper (4.5%)
Buckeye Technologies, Inc.	17,390	495,441
PH Glatfelter Co.	31,700	518,929

		1,014,370

Healthcare Products (2.3%)
Integra LifeSciences Holdings Corp.(a)	14,130	525,353

Healthcare Services (6.5%)
Almost Family, Inc.(a)	22,280	497,735
Healthways, Inc.(a)	70,305	561,034
LHC Group, Inc.(a)	23,720	402,291

		1,461,060

Industrial Machinery (2.2%)
EnPro Industries, Inc.(a)	13,170	492,163

	Shares	Value
Insurance (7.3%)
Maiden Holdings, Ltd.	62,780	$544,930
Protective Life Corp.	19,695	579,230
Tower Group, Inc.	24,895	519,559

		1,643,719

Machinery-Diversified (2.6%)
NACCO Industries, Inc., Class A	5,015	582,994

Metal Fabricate/Hardware (2.1%)
LB Foster Co., Class A	16,515	472,494

Mining (1.8%)
Noranda Aluminum Holding Corp.	51,870	412,885

Oil & Gas (6.4%)
Clayton Williams Energy, Inc.(a)	9,100	440,258
Energy Partners, Ltd.(a)	31,800	537,420
Unit Corp.(a)	12,390	457,067

		1,434,745

Oil & Gas Services (4.7%)
Basic Energy Services, Inc.(a)	50,720	523,430
C&J Energy Services, Inc.(a)	28,155	520,868

		1,044,298

Packaging & Containers (2.5%)
UFP Technologies, Inc.(a)	33,545	566,911

Pharmaceuticals (4.8%)
Nutraceutical International Corp.(a)	36,825	561,581
Par Pharmaceutical Cos., Inc.(a)	14,600	527,644

		1,089,225

Retail (4.2%)
The Cato Corp., Class A	18,125	552,088
Systemax, Inc.(a)	32,715	386,691

		938,779

Software (4.0%)
CSG Systems International, Inc.(a)	30,080	519,782
Mantech International Corp., Class A	16,300	382,561

		902,343

Telecommunications (2.1%)
Sierra Wireless, Inc.(a)	51,400	464,142

Wholesale Distribution (2.6%)
Core-Mark Holding Co., Inc.	12,020	578,643

TOTAL COMMON STOCKS (COST $20,693,623)		21,910,019

SHORT TERM INVESTMENT (2.6%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	590,224	590,224

TOTAL SHORT TERM INVESTMENT (COST $590,224)		590,224

TOTAL INVESTMENTS (COST $21,283,847)	100.1%	22,500,243

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1%)	(12,887)

NET ASSETS	100.0%	$22,487,356

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2012
CORNERCAP LARGE/MID-CAP VALUE FUND

	Shares	Value
COMMON STOCKS (95.1%)
Aerospace & Defense (2.1%)
Raytheon Co.	2,090	$118,273

Agriculture (2.1%)
Archer-Daniels-Midland Co.	4,020	118,670

Auto Parts & Equipment (2.1%)
Lear Corp.	3,140	118,472

Banks (8.8%)
The Bank of New York Mellon Corp.	5,400	118,530
The Goldman Sachs Group, Inc.	1,270	121,742
JPMorgan Chase & Co.	3,320	118,624
Wells Fargo & Co.	4,160	139,110

		498,006

Beverages (2.2%)
Molson Coors Brewing Co., Class B	2,965	123,374

Chemicals (2.1%)
E.I. du Pont de Nemours & Co.	2,335	118,081

Coal (1.2%)
Alpha Natural Resources, Inc.(a)	8,150	70,987

Commercial Services (5.9%)
Apollo Group, Inc., Class A(a)	3,215	116,351
R.R. Donnelley & Sons Co.	9,125	107,401
SAIC, Inc.	9,170	111,141

		334,893

Computers (6.0%)
Computer Sciences Corp.	3,960	98,287
Hewlett-Packard Co.	6,060	121,867
Western Digital Corp.(a)	4,028	122,773

		342,927

Electric (2.3%)
Public Service Enterprise Group, Inc.	4,065	132,113

Electronics (1.9%)
Arrow Electronics, Inc.(a)	3,260	106,961

Engineering & Construction (4.1%)
Fluor Corp.	2,530	124,830
URS Corp.	3,085	107,605

		232,435

Food (2.1%)
The Kroger Co.	5,120	118,733

Healthcare Products (2.1%)
Medtronic, Inc.	3,135	121,419

Healthcare Services (4.1%)
CIGNA Corp.	2,565	112,860
Laboratory Corp. of America Holdings(a)	1,330	123,171

		236,031

	Shares	Value
Home Furnishings (2.1%)
Whirlpool Corp.	1,915	$117,121

Insurance (6.3%)
Everest Re Group, Ltd.	1,160	120,048
Lincoln National Corp.	5,350	117,005
Reinsurance Group of America, Inc.	2,300	122,383

		359,436

Iron & Steel (1.4%)
Cliffs Natural Resources, Inc.	1,590	78,371

Machinery-Diversified (2.1%)
Deere & Co.	1,505	121,709

Metal Fabricate/Hardware (2.2%)
The Timken Co.	2,685	122,946

Miscellaneous Manufacturing (2.2%)
Eaton Corp.	3,100	122,853

Oil & Gas (8.3%)
ConocoPhillips	2,175	121,539
Helmerich & Payne, Inc.	2,495	108,483
Hess Corp.	2,760	119,922
Marathon Oil Corp.	4,750	121,457

		471,401

Oil & Gas Services (4.2%)
Baker Hughes, Inc.	2,940	120,834
National Oilwell Varco, Inc.	1,875	120,825

		241,659

Pharmaceuticals (4.3%)
Abbott Laboratories	2,050	132,164
Pfizer, Inc.	4,770	109,710

		241,874

Semiconductors (2.1%)
Intel Corp.	4,415	117,660

Software (2.1%)
Microsoft Corp.	3,970	121,442

Telecommunications (6.7%)
AT&T, Inc.	3,890	138,717
CenturyLink, Inc.	3,105	122,616
Corning, Inc.	9,350	120,896

		382,229

Toys/Games/Hobbies (2.0%)
Hasbro, Inc.	3,445	116,682

TOTAL COMMON STOCKS (COST $5,709,078)		5,406,758

SHORT TERM INVESTMENT (7.2%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	410,606	410,606

TOTAL SHORT TERM INVESTMENT (COST $410,606)		410,606

		Value
TOTAL INVESTMENTS (COST $6,119,684)	102.3%	$5,817,364

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(2.3% )	(129,308)

NET ASSETS	100.0%	$5,688,056

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Statement of Investments

June 30, 2012 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.

The investment objective of the CornerCap Balanced Fund and CornerCap Small-Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid-Cap Value Fund’s investment objective is to obtain capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, ETFs and U.S. Government and Agency obligations are classified as Level 2 of the hierarchy, due to the use of additional observable inputs. Unlisted securities that are not included on such exchanges or Systems are valued at the mean of the quoted bid and asked prices on the over-the-counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Federal Income Taxes - For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made.

As of and during the period ended June 30, 2012, management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds file income tax returns in the U.S. federal jurisdiction, for the State of Georgia, and the State of Massachusetts. For federal and state tax years 2008 and beyond, the Funds’ returns are still open to examination by the appropriate taxing authority.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2012:

CornerCap Balanced Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,318,663	$–	$–	$10,318,663
Exchange Traded Fund	732,283	–	–	732,283
Corporate Bonds	–	4,662,836	–	4,662,836
Municipal Bonds	–	516,353	–	516,353

U.S. Government & Agency Obligations	–	594,689	–	594,689
Short Term Investment	98,749	–	–	98,749
Total	$11,149,695	$5,773,878	$–	$16,923,573

CornerCap Small-Cap Value Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$21,910,019	$–	$–	$21,910,019
Short Term Investment	590,224	–	–	590,224
Total	$22,500,243	$–	$–	$22,500,243

CornerCap Large/Mid-Cap Value Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,406,758	$–	$–	$5,406,758
Short Term Investment	410,606	–	–	410,606
Total	$5,817,364	$–	$–	$5,817,364

* See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the three months ended June 30, 2012.

For the three months ended June 30, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities at June 30, 2012, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund

Gross appreciation (excess of value over tax cost)	$1,402,066	$2,714,902	$361,098
Gross depreciation (excess of tax cost over value)	(1,287,489)	(1,498,506)	(663,418)

Net unrealized appreciation	114,577	1,216,396	(302,320)

Cost of investments for income tax purposes	$16,808,996	$21,283,847	$6,119,684

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	August 23, 2012